SUBSIDIARY GUARANTORS (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	$ (577)	$ (324)	$ (681)	$ (165)	$ 551
Cash flows from investing activities
Capital expenditures	(64)	(52)	(115)	(115)	(49)
Proceeds from sale of property and equipment	5	2	17	4	4
Proceeds from sale of investments	936		985	21
(Payment) settlement for acquisition of a business, net of cash acquired	2	(196)	(248)	(21)
Proceeds from sale of a business		464	481	128
Other investing activities		(3)	1
Net cash provided by (used in) investing activities	879	215	(800)	(6)	(45)
Cash flows from financing activities
Equity contribution from parent	1,038
Equity contribution (return of capital)					1
Borrowings of long-term debt	79	2,817	6,365
Repayments of long-term debt	(1,619)	(3,288)	(5,024)	(10)	(40)
Borrowings on long-term revolver	520	1,004	1,301	1,053	178
Repayments of long-term revolver	(320)	(372)	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(34)	(73)	(132)		(34)
Other financing activities	3		2
Net cash provided by (used in) financing activities	(333)	88	1,511	(10)	(755)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(32)	(21)	30	(181)	(247)
Cash and cash equivalents at beginning of period	141	111	111	292	539
Cash and cash equivalents at end of period	109	90	141	111	292
Debt Issuer
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(550)	(318)
Cash flows from investing activities
Capital expenditures	(11)	(14)
Proceeds from sale of investments	936
Proceeds from sale of a business		463
(Investments in) return of capital of equity affiliates	2	(169)
Net cash provided by (used in) investing activities	927	280
Cash flows from financing activities
Equity contribution from parent	1,038
Borrowings (repayments) of intercompany notes	(76)	(59)
Borrowings of long-term debt	79	2,817
Repayments of long-term debt	(1,619)	(3,287)
Borrowings on long-term revolver	520	997
Repayments of long-term revolver	(320)	(372)
Debt issuance and modification fees	(34)	(73)
Other financing activities	3
Net cash provided by (used in) financing activities	(409)	23
Increase (decrease) in cash and cash equivalents	(32)	(15)
Cash and cash equivalents at beginning of period	91	49	49
Cash and cash equivalents at end of period	59	34
Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(26)	(18)	110	458	83
Cash flows from investing activities
Capital expenditures	(52)	(38)	(87)	(98)	(41)
Proceeds from sale of property and equipment	5	2	17	4	4
(Payment) settlement for acquisition of a business, net of cash acquired	2	(196)
Proceeds from (payments of) intercompany notes	76	59	6	(337)	(46)
Other investing activities			1
Net cash provided by (used in) investing activities	31	(173)	(311)	(454)	(83)
Cash flows from financing activities
Equity contribution from parent	(2)
Equity contribution (return of capital)			204
Net cash provided by (used in) financing activities	(2)	204	204
Increase (decrease) in cash and cash equivalents	3	13	3	4
Cash and cash equivalents at beginning of period	15	12	12	8	8
Cash and cash equivalents at end of period	18	25	15	12	8
Non-Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(1)	37	73	6	16
Cash flows from investing activities
Capital expenditures	(1)		(2)	(2)	(2)
Purchase of debt investments		(1)	(1)
Proceeds from sale of a business		1	1	11
Other investing activities		(3)
Net cash provided by (used in) investing activities	(1)	(3)	(2)	9	(2)
Cash flows from financing activities
Dividend payment		(25)	(51)
Equity contribution (return of capital)			(35)		(33)
Borrowings on long-term revolver		7	10
Repayments of long-term revolver			(10)
Net cash provided by (used in) financing activities		(53)	(86)		(33)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(3)	(19)	(15)	15	(17)
Cash and cash equivalents at beginning of period	35	50	50	35	52
Cash and cash equivalents at end of period	32	31	35	50	35
Eliminations
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities		(25)	(51)
Cash flows from investing activities
Purchase of debt investments		1	1
Proceeds from (payments of) intercompany notes	(76)	(59)	(6)	337	46
(Investments in) return of capital of equity affiliates	(2)	169	169
Net cash provided by (used in) investing activities	(78)	111	164	337	13
Cash flows from financing activities
Dividend payment		25	51
Equity contribution from parent	2
Equity contribution (return of capital)			(169)		33
Borrowings (repayments) of intercompany notes	76	59
Repayments of long-term debt		(1)	(1)
Net cash provided by (used in) financing activities	$ 78	$ (86)	$ (113)	$ (337)	$ (13)